Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives
	%	Useful life (years)

Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted earnings (loss) per ordinary share

	Years Ended December 31,
	2015	2014	2013
		Restated

Net income (loss) (U.S. dollar in thousands)	14,753	3,122	(280)

Weighted-average ordinary shares outstanding - Basic and diluted	24,582,874	24,582,874	24,582,874

Earnings (loss) per ordinary basic and diluted (U.S. dollar)	0.60	0.13	(0.01)